Summary of Significant Accounting Policies - Consolidated VIE Schedule (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Current assets
Cash and cash equivalents	¥ 10,011,533		¥ 13,465,442		¥ 12,333,884	$ 1,431,630
Restricted cash	29,129		37,517		686,568	4,165
Accounts receivable, net	1,287,475		1,503,706			184,106
Short-term investment (including the fair value measured investments of RMB3,533,370 and RMB5,908,915 as of December 31, 2024 and 2025, respectively)	15,620,892		8,848,447			2,233,758
Inventories	40,648		38,569			5,813
Advances to suppliers	719,277		783,599			102,855
Prepayments and other current assets	5,102,997		4,329,664			729,719
Amounts due from related parties	477,865		168,160			68,334
Total current assets	33,964,696		30,353,721			4,856,887
Investments in equity investees	1,951,910		1,871,337			279,119
Property and equipment, net	35,433,509		33,915,366			5,066,924
Land use rights, net	6,762,240		6,170,233			966,987
Intangible assets, net	52,758		17,043			7,544
Operating lease right-of-use assets	398,082		566,316			56,925
Goodwill	4,157,111		4,241,541			594,459
Deferred tax assets	1,103,655		984,567			157,821
Long-term investment	5,221,110		12,017,755			746,609
Long-term financing receivables, net	1,039,946		861,453			148,710
Other non-current assets	938,980		919,331			134,272
TOTAL ASSETS	91,023,997		92,340,330			13,016,257
Current liabilities:
Short-term bank borrowings	10,934,419		9,513,958			1,563,601
Accounts payable	2,577,229		2,463,395			368,539
Advances from customers	1,833,131		1,565,147			262,134
Income tax payable	279,541		488,889			39,974
Amounts due to related parties	(90,629)	$ (12,960)	(31,917)		185,545
Operating lease liabilities, current	139,787		183,373			19,989
Total current liabilities	22,869,140		28,273,235			3,270,242
Non-current operating lease liabilities	261,257		377,717			37,359
Deferred tax liabilities	615,073		1,014,545			87,954
Total Liabilities	23,887,584		29,665,497			3,415,877
Revenues	49,098,667	7,021,016	44,280,720		38,418,915
Net income	9,235,661	1,320,684	8,887,595		8,754,457
Net cash (used in)/provided by operating activities	11,968,419	1,711,461	11,429,436		13,360,967
Net cash used in investing activities	(4,827,106)	(690,267)	(5,980,724)		(12,252,751)
Net cash provided by financing activities	(10,567,203)	(1,511,090)	(4,995,180)		(769,836)
Net increase/(decrease) in cash and cash equivalents	(3,484,230)	(498,239)	479,637		448,223
Cash, cash equivalents and restricted cash at beginning of year	13,530,947	1,934,900	13,051,310		12,603,087
Cash, cash equivalents and restricted cash at end of year	10,046,717	$ 1,436,661	13,530,947	$ 1,934,900	13,051,310
Net income generated by VIE after deductions of inter-company transportation fees and Service fees charges	15,565,737		16,150,224		13,984,286
Operating cash outflows of Inter-company transactions	16,799,215		18,777,418		17,985,836
Related Party
Current assets
Amounts due from related parties	477,865		168,160
Current liabilities:
Other current liabilities	796,660		202,766			113,921
Revenues	418,557		314,005		594,859
Nonrelated Party
Current liabilities:
Other current liabilities	6,288,714		6,571,492			$ 899,273
ZTO Express and its subsidiaries (the "VIE")
Current assets
Cash and cash equivalents	2,378,664		2,275,851
Restricted cash	6,943		15,337
Accounts receivable, net	1,109,195		1,310,556
Financing receivables, net	495,597		1,017,044
Short-term investment (including the fair value measured investments of RMB3,533,370 and RMB5,908,915 as of December 31, 2024 and 2025, respectively)	1,220,068		1,298,995
Inventories	7,923		22,599
Advances to suppliers	87,014		172,859
Prepayments and other current assets	2,563,931		2,216,397
Total current assets	22,311,425		21,539,264
Investments in equity investees	66,786		63,216
Property and equipment, net	6,562,964		5,199,152
Land use rights, net	1,861,744		1,261,660
Intangible assets, net	39,641
Operating lease right-of-use assets	356,451		498,461
Goodwill	4,157,111		4,157,111
Deferred tax assets	465,143		415,002
Long-term investment	1,060,000		1,013,000
Long-term financing receivables, net	891,465		713,192
Other non-current assets	459,403		153,013
TOTAL ASSETS	38,232,133		35,013,071
Current liabilities:
Short-term bank borrowings	9,997,971		9,493,958
Accounts payable	1,872,690		1,807,676
Advances from customers	1,784,726		1,518,925
Income tax payable	221,411		418,358
Operating lease liabilities, current	127,963		153,477
Total current liabilities	17,200,297		16,239,991
Non-current operating lease liabilities	231,108		338,499
Deferred tax liabilities	96,771		82,618
Total Liabilities	17,528,176		16,661,108
Revenues	42,757,837		37,386,476		31,276,014
Net income	2,351,994		3,177,733		2,003,952
Net cash (used in)/provided by operating activities	1,574,423		(1,083,262)		(1,261,654)
Net cash used in investing activities	(2,296,716)		(1,279,070)		(536,180)
Net cash provided by financing activities	816,712		1,727,401		1,971,478
Net increase/(decrease) in cash and cash equivalents	94,419		(634,931)		173,644
Cash, cash equivalents and restricted cash at beginning of year	2,291,188		2,926,119		2,752,475
Cash, cash equivalents and restricted cash at end of year	¥ 2,385,607		¥ 2,291,188		¥ 2,926,119
VIE revenues as a percentage to consolidated revenues	87.10%	87.10%	84.40%	84.40%	81.40%
VIE assets as a percentage to consolidated assets	26.20%		23.60%			26.20%
VIE liabilities as a percentage to consolidated liabilities	73.40%		56.20%			73.40%
Assets held in the consolidated VIE that can be used only to settle obligations of the VIE	¥ 0
ZTO Express and its subsidiaries (the "VIE") | Related Party
Current assets
Amounts due from related parties	14,442,090		¥ 13,209,626
Current liabilities:
Amounts due to related parties	94,073		167,668
ZTO Express and its subsidiaries (the "VIE") | Nonrelated Party
Current liabilities:
Other current liabilities	3,101,463		2,679,929
Subsidiaries
Current assets
Amounts due from related parties	¥ 14,416,724		¥ 13,183,246